June 30, 2010	• Pacific Select Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

     The 2010 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Cash	High Yield	Inflation	Managed		Equity	Growth
	Management(1)	Bond	Managed	Bond	Equity	Index	LT

ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio (1)	$391,296
High Yield Bond Portfolio		$465,290
Inflation Managed Portfolio			$664,697
Managed Bond Portfolio				$715,313
Equity Portfolio					$68,077
Equity Index Portfolio						$799,321
Growth LT Portfolio							$443,396
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	7	120	74

Total Assets	391,296	465,290	664,697	715,313	68,084	799,441	443,470

LIABILITIES
Payables:
Mortality and expense risk fees	248	296	417	449	45	533	295
Other	48	38	49	241	—	—	—

Total Liabilities	296	334	466	690	45	533	295

NET ASSETS	$391,000	$464,956	$664,231	$714,623	$68,039	$798,908	$443,175

Units Outstanding	18,575	11,782	15,412	14,944	9,942	23,276	13,277

Accumulation Unit Value	$21.05	$39.46	$43.10	$47.82	$6.84	$34.32	$33.38

Cost of Investments	$392,422	$483,148	$654,519	$682,709	$80,629	$909,030	$521,004

Shares Owned in each Portfolio	38,798	77,822	57,524	62,255	5,031	35,169	26,913

	Main Street®	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy

ASSETS
Investments in affiliated mutual funds, at value:
Main Street Core Portfolio	$262,604
Small-Cap Growth Portfolio		$22,535
Small-Cap Index Portfolio			$535,711
Emerging Markets Portfolio				$222,235
International Value Portfolio					$574,198
Multi-Strategy Portfolio						$70,904
Receivables:
Due from Pacific Life Insurance Company	49	—	71	—	280	17

Total Assets	262,653	22,535	535,782	222,235	574,478	70,921

LIABILITIES
Payables:
Mortality and expense risk fees	174	15	360	145	377	46
Other	—	1	—	18	—	—

Total Liabilities	174	16	360	163	377	46

NET ASSETS	$262,479	$22,519	$535,422	$222,072	$574,101	$70,875

Units Outstanding	7,303	2,260	48,700	8,357	30,357	2,334

Accumulation Unit Value	$35.94	$9.96	$10.99	$26.57	$18.91	$30.36

Cost of Investments	$323,596	$23,096	$641,991	$225,814	$869,078	$103,575

Shares Owned in each Portfolio	16,757	2,419	59,322	17,137	64,058	7,010

(1)	Formerly named Money Market Variable Account and Money Market Portfolio.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
	Cash	High Yield	Inflation	Managed		Equity	Growth
	Management(1)	Bond	Managed	Bond	Equity	Index	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$20	$21,421	$9,390	$17,376	$59	$375	$2,600
EXPENSES
Mortality and expense risk fees	934	1,646	2,090	2,517	140	3,229	1,728

Net Investment Income (Loss)	(914)	19,775	7,300	14,859	(81)	(2,854)	872

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(970)	(3,354)	(226)	1,991	(289)	(6,035)	(6,208)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(970)	(3,354)	(226)	1,991	(289)	(6,035)	(6,208)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	817	(3,168)	25,398	24,496	(4,757)	(54,744)	(36,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,067)	$13,253	$32,472	$41,346	($5,127)	($63,633)	($42,118)

	Main Street	Small-Cap	Small-Cap	Emerging	International	Multi-
	Core	Growth	Index	Markets	Value	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$88	$—	$504	$1,558	$8,582	$1,986
EXPENSES
Mortality and expense risk fees	1,115	147	2,110	841	2,430	265

Net Investment Income (Loss)	(1,027)	(147)	(1,606)	717	6,152	1,721

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(3,050)	5,894	(11,372)	6,180	(53,778)	(1,339)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—

Realized Gain (Loss)	(3,050)	5,894	(11,372)	6,180	(53,778)	(1,339)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(18,420)	(6,157)	259	(18,934)	(81,524)	(2,341)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($22,497)	($410)	($12,719)	($12,037)	($129,150)	($1,959)

(1)	Formerly named Money Market Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010(1)	2009	2010(1)	2009	2010(1)	2009
	Cash Management(2)		High Yield Bond		Inflation Managed

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($914)	($2,384)	$19,775	$22,349	$7,300	$13,139
Realized gain (loss)	(970)	(1,239)	(3,354)	(1,744)	(226)	4,850
Change in unrealized appreciation (depreciation) on investments	817	1,063	(3,168)	37,322	25,398	2,427

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,067)	(2,560)	13,253	57,927	32,472	20,416

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	106,855	(315,092)	(1,352)	284,860	84,915	416,647
Policy maintenance charges	(1,923)	(7,195)	(2,695)	(3,214)	(2,684)	(2,067)
Policy benefits and terminations	—	(8,749)	—	—	—	—
Other	1,541	(8,491)	(2,341)	952	(3,807)	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	106,473	(339,527)	(6,388)	282,598	78,424	414,582

NET INCREASE (DECREASE) IN NET ASSETS	105,406	(342,087)	6,865	340,525	110,896	434,998

NET ASSETS
Beginning of Year or Period	285,594	627,681	458,091	117,566	553,335	118,337

End of Year or Period	$391,000	$285,594	$464,956	$458,091	$664,231	$553,335

	Managed Bond		Equity		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,859	$44,578	($81)	$71	($2,854)	$8,595
Realized gain (loss)	1,991	70,771	(289)	(882)	(6,035)	(9,729)
Change in unrealized appreciation (depreciation) on investments	24,496	35,938	(4,757)	8,948	(54,744)	185,561

Net Increase (Decrease) in Net Assets Resulting from Operations	41,346	151,287	(5,127)	8,137	(63,633)	184,427

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(46,500)	(165,983)	42,112	1,134	(56,969)	38,599
Policy maintenance charges	(4,460)	(8,120)	(348)	(584)	(2,946)	(6,974)
Policy benefits and terminations	—	—	—	—	—	(6,156)
Other	(4,211)	(8,307)	4	(4)	(4,115)	(17,734)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(55,171)	(182,410)	41,768	546	(64,030)	7,735

NET INCREASE (DECREASE) IN NET ASSETS	(13,825)	(31,123)	36,641	8,683	(127,663)	192,162

NET ASSETS
Beginning of Year or Period	728,448	759,571	31,398	22,715	926,571	734,409

End of Year or Period	$714,623	$728,448	$68,039	$31,398	$798,908	$926,571

(1)	Unaudited.

(2)	Formerly named Money Market Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010(1)	2009	2010(1)	2009	2010(1)	2009
	Growth LT		Main Street Core		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$872	$3,574	($1,027)	$1,950	($147)	($195)
Realized gain (loss)	(6,208)	(543,096)	(3,050)	(38,377)	5,894	(2,417)
Change in unrealized appreciation (depreciation) on investments	(36,782)	815,005	(18,420)	130,498	(6,157)	13,822

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,118)	275,483	(22,497)	94,071	(410)	11,210

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(15,372)	(561,191)	(41,849)	(98,850)	(20,999)	16,654
Policy maintenance charges	(1,485)	(6,512)	(1,174)	(6,748)	(265)	(411)
Policy benefits and terminations	—	(3,409)	—	(10,075)	—	—
Other	(1,052)	(30,772)	216	16,489	(373)	1,232

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,909)	(601,884)	(42,807)	(99,184)	(21,637)	17,475

NET INCREASE (DECREASE) IN NET ASSETS	(60,027)	(326,401)	(65,304)	(5,113)	(22,047)	28,685

NET ASSETS
Beginning of Year or Period	503,202	829,603	327,783	332,896	44,566	15,881

End of Year or Period	$443,175	$503,202	$262,479	$327,783	$22,519	$44,566

	Small-Cap Index		Emerging Markets		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,606)	$3,449	$717	$1,315	$6,152	$10,285
Realized gain (loss)	(11,372)	14,147	6,180	362	(53,778)	(49,054)
Change in unrealized appreciation (depreciation) on investments	259	82,000	(18,934)	27,640	(81,524)	198,717

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,719)	99,596	(12,037)	29,317	(129,150)	159,948

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(28,086)	167,969	(4,929)	194,150	(28,393)	6,302
Policy maintenance charges	(2,992)	(8,720)	(1,019)	(593)	(2,932)	(9,979)
Policy benefits and terminations	—	(3,010)	—	—	—	(11,691)
Other	(2,564)	23,529	(1,268)	2,381	(4,316)	6,859

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(33,642)	179,768	(7,216)	195,938	(35,641)	(8,509)

NET INCREASE (DECREASE) IN NET ASSETS	(46,361)	279,364	(19,253)	225,255	(164,791)	151,439

NET ASSETS
Beginning of Year or Period	581,783	302,419	241,325	16,070	738,892	587,453

End of Year or Period	$535,422	$581,783	$222,072	$241,325	$574,101	$738,892

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2010 (1)	2009
	Multi-Strategy

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,721	$3,429
Realized loss	(1,339)	(2,391)
Change in unrealized appreciation (depreciation) on investments	(2,341)	13,624

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,959)	14,662

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(2,169)	1,435
Policy maintenance charges	(838)	(1,546)
Policy benefits and terminations	—	—
Other	173	2,718

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,834)	2,607

NET INCREASE (DECREASE) IN NET ASSETS	(4,793)	17,269

NET ASSETS
Beginning of Year or Period	75,668	58,399

End of Year or Period	$70,875	$75,668

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expenses ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Cash Management (4)
01/01/2010 - 06/30/2010 (Unaudited)	$21.05	18,575	$391,000	0.01%	0.70%	(0.40%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%

High Yield Bond
01/01/2010 - 06/30/2010 (Unaudited)	$39.46	11,782	$464,956	9.11%	0.70%	3.02%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%

Inflation Managed
01/01/2010 - 06/30/2010 (Unaudited)	$43.10	15,412	$664,231	3.14%	0.70%	5.57%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%

Managed Bond
01/01/2010 - 06/30/2010 (Unaudited)	$47.82	14,944	$714,623	4.83%	0.70%	5.87%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%

Equity
01/01/2010 - 06/30/2010 (Unaudited)	$6.84	9,942	$68,039	0.29%	0.70%	(10.26%)
2009	7.63	4,117	31,398	0.97%	0.70%	34.28%
2008	5.68	4,000	22,715	0.57%	0.70%	(41.53%)
2007	9.71	3,800	36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%

Equity Index
01/01/2010 - 06/30/2010 (Unaudited)	$34.32	23,276	$798,908	0.08%	0.70%	(7.07%)
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%

Growth LT
01/01/2010 - 06/30/2010 (Unaudited)	$33.38	13,277	$443,175	1.05%	0.70%	(8.49%)
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%

Main Street Core
01/01/2010 - 06/30/2010 (Unaudited)	$35.94	7,303	$262,479	0.06%	0.70%	(7.20%)
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%

Small-Cap Growth (5)
01/01/2010 - 06/30/2010 (Unaudited)	$9.96	2,260	$22,519	0.00%	0.70%	(1.36%)
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
See Notes to Financial Statements
See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Small-Cap Index
01/01/2010 - 06/30/2010 (Unaudited)	$10.99	48,700	$535,422	0.17%	0.70%	(2.46%)
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%

Emerging Markets
01/01/2010 - 06/30/2010 (Unaudited)	$26.57	8,357	$222,072	1.30%	0.70%	(4.33%)
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%

International Value
01/01/2010 - 06/30/2010 (Unaudited)	$18.91	30,357	$574,101	2.48%	0.70%	(17.21%)
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%

Multi-Strategy
01/01/2010 - 06/30/2010 (Unaudited)	$30.36	2,334	$70,875	5.24%	0.70%	(2.77%)
2009	31.23	2,423	75,668	5.77%	0.70%	22.14%
2008	25.57	2,284	58,399	0.13%	0.70%	(45.37%)
2007	46.80	3,154	147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to May 1, 2010, Cash Management Variable Account was named Money Market Variable Account.

(5)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2010 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Cash Management *	Equity	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index	Multi-Strategy
Managed Bond

*	Formerly named Money Market.
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units and are recorded as policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2010, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% from the Fund based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2010 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$227,979	$122,347	Main Street Core	$730	$44,608
High Yield Bond	39,748	26,323	Small-Cap Growth	12,558	34,356
Inflation Managed	94,460	8,614	Small-Cap Index	12,758	48,007
Managed Bond	24,876	65,117	Emerging Markets	24,704	31,224
Equity	42,590	880	International Value	40,491	70,138
Equity Index	28,656	95,620	Multi-Strategy	2,255	3,370
Growth LT	3,226	20,304
6. FAIR VALUE MEASUREMENTS
     U.S. GAAP requires the Separate Account to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2010, the Separate Account’s holdings, which were all characterized as Level 1 as defined in U.S. GAAP, were as follows:

Variable Accounts	Total Value

Cash Management	$391,296
High Yield Bond	465,290
Inflation Managed	664,697
Managed Bond	715,313
Equity	68,077
Equity Index	799,321
Growth LT	443,396
Main Street Core	262,604
Small-Cap Growth	22,535
Small-Cap Index	535,711
Emerging Markets	222,235
International Value	574,198
Multi-Strategy	70,904
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2010 and the year ended December 31, 2009 were as follows:

	2010			2009
Variable	Units	Units	Net Increase	Units	Units	Net Increase
Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	10,837	(5,775)	5,062	1,059	(17,088)	(16,029)
High Yield Bond	456	(632)	(176)	7,917	(222)	7,695
Inflation Managed	2,016	(158)	1,858	10,206	(129)	10,077
Managed Bond	170	(1,353)	(1,183)	1,542	(5,623)	(4,081)
Equity	5,933	(108)	5,825	335	(218)	117
Equity Index	757	(2,567)	(1,810)	1,603	(1,467)	136
Growth LT	19	(537)	(518)	120	(17,329)	(17,209)
Main Street Core	22	(1,182)	(1,160)	640	(3,218)	(2,578)
Small-Cap Growth	1,158	(3,310)	(2,152)	2,759	(649)	2,110
Small-Cap Index	1,045	(3,963)	(2,918)	19,297	(1,835)	17,462
Emerging Markets	800	(1,131)	(331)	7,932	(306)	7,626
International Value	1,506	(3,494)	(1,988)	2,743	(3,085)	(342)
Multi-Strategy	12	(101)	(89)	242	(103)	139
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to June 30, 2010 through the date the financial statements were issued, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Semi-Annual Report
as of June 30, 2010

•	Pacific Select
Separate Account of
Pacific Life Insurance Company

Form No. 15-21759-11